Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jan. 01, 2011
Statement of Financial Position [Abstract]
Trade receivables, less allowance for doubtful accounts	$ 9,000	$ 18,000
Intangible assets, less accumulated amortization	$ 834,169	$ 990,420
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000
Common Stock, Shares, Issued	72,939,996	60,875,325
Common Stock, Shares, Outstanding	72,939,996	60,875,325